GS Mortgage-Backed Securities Trust 2023-RPL1 ABS-15G

Exhibit 99.1 - Schedule 4

LOANID	LOANID2	SLOANID	Final Current Event Level	Current Exceptions	Servicing Comments	Status Date	Last Action Date per Servicer
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired on if wind insurance is required. Advised the borrower that wind was required and borrower requested information on payment change. On XX/XX/XXXX, the borrower advised that they are still looking for insurance and made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed payment change and made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower advised that they filed a claim for damage loss. Borrower stated that they would call back for repair guidelines. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower advised of water damage and that the insurance company sent them a check. Claim check was received on XX/XX/XXXX. On XX/XX/XXXX, the borrower inquired on claim check and was advised that the check was received. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and requested a copy of the payment history with prior servicer. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  XXX damage was first noted on XX/XX/XXXX. Borrower advised on XX/XX/XXXX that they reporting a claim for the damage. Claim check in the amount of $X.XX was received on XX/XX/XXXX. On XX/XX/XXXX, it was noted that repairs are in progress. No evidence of damage being resolved.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/07/2023
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss programs to sell the property. On XX/XX/XXXX the borrower called to see if insurance pay to have a tree cut down. The agent advised only if damaged. On XX/XX/XXXX and XX/XX/XXXX through – XX/XX/XXXX the borrower called to report a claim and discuss claim status.  On XX/XX/XXXX the borrower declined forbearance plan assistance. On XX/XX/XXXX the borrower called to discuss refinance options. On XX/XX/XXXX the borrower called for proof od mortgage. The agent advised the monthly statement is proof of mortgage. On XX/XX/XXXX through -XX/XX/XXXX the borrower called for the claim department. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Claim filed for XXX on XX/XX/XXXX. Claim funds of $X.XX received on XX/XX/XXXX endorsed and mailed to the borrower on XX/XX/XXXX. On XX/XX/XXXX the borrower reported additional damage to XXX. The claim was closed due to funds released. On XX/XX/XXXX the borrower called to discuss XXX damage. On XX/XX/XXXX the borrower advised XXX. On XX/XX/XXXX the borrower called and stated XXX. Claim funds of $X.XX was received on XX/XX/XXXX and deposited for the loss date of XX/XX/XXXX. On XX/XX/XXXX funds of $X.XX received. The final draw of $X.XX was mailed on XX/XX/XXXX. No repair status provided.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: The property is located in a XXX disaster are duet o XXX as noted on XX/XX/XXXX.	12/31/2022	02/10/2023
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to file an insurance claim due to XXX damage. On XX/XX/XXXX, the borrower called in to inquire about their insurance draw check. On XX/XX/XXXX, the borrower stated they needed to insurance draw check issued in their name alone. On XX/XX/XXXX, the borrower called in to inquire about their insurance draw. There was no further contact noted. As the review date, the loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  A loss draft claim was filed, on XX/XX/XXXX, due to hail/wind damage. As of the review date, the claim remains open pending completion of the repairs and the final disbursement of the claim funds  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/27/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, unauthorized third party called in; however, the agent could not speak to them without authorization. On XX/XX/XXXX, the borrower called in to add a third party to the account and ask if the payment was received. On XX/XX/XXXX, the borrower called in to request that the insurance be removed from the escrow account. On XX/XX/XXXX, the borrower was advised that the escrow account could not be removed. On XX/XX/XXXX, a dispute was received for the escrow account. A response was sent on XX/XX/XXXX and it appears that the dispute is resolved. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/10/2023
XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to make a payment. On XX/XX/XXXX, the borrower called in about a missing payment that was cashed on XX/XX/XXXX. On XX/XX/XXXX, a dispute was received for a payment made on XX/XX/XXXX that was never applied but was cashed. The borrower called in on XX/XX/XXXX to ask about the missing payment again. The call was escalated to a supervisor. The borrower called in on XX/XX/XXXX to ask about the dispute. There is no evidence that the dispute was resolved. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/10/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower stated that the XXX payment had already been mailed. On XX/XX/XXXX the borrower stated that they paid the escrow shortage but the payment was applied to the principal balance in error. A request was submitted to reverse the payment and have it applied correctly to the escrow shortage. On XX/XX/XXXX the borrower called to advise that they paid the escrow shortage in full and was advised that the payment change will take effect in XXX. On XX/XX/XXXX the borrower called to dispute the monthly payment stating that they paid the escrow shortage in full. The agent submitted a request to update the escrow analysis. On XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX the borrower called to make a payment. There has been no further communication with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/30/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner stated that the servicer took out two payments which made the bank account overdrawn.  The refund was approved since the bank statements confirmed the double payment.  On XX/XX/XXXX, the servicer confirmed that the loan is next due for XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The bankruptcy was discharged without reaffirmation per notes dated XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/30/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower inquired about the reduced payment amount. The agent advised that it is due to the lower taxes that were based on the last escrow analysis. On XX/XX/XXXX an agent contacted the borrower to advise that they received the mortgagors intent to repair and the third party authorization for the public adjuster. The claim process was discussed. On XX/XX/XXXX an authorized third party (Adjuster) called to advise that they have a claim check in the amount of $X.XX and requested claim instructions. On XX/XX/XXXX a claim check was received in the amount of $X.XX for property damage that occurred on XX/XX/XXXX. The check was endorsed and released.  On XX/XX/XXXX an authorized third party (Public Adjuster) stated that they have a supplemental check in the amount of $X.XX and needed to have it endorsed. The agent informed them to mail in the check with an updated estimate with the property address. On XX/XX/XXXX the loss draft check in the amount of $X.XX was received, endorsed and released. The claim was non-monitored, stamp and go. There has been no further communication with the borrower from XX/XX/XXXX through XX/XX/XXXX as the loan has been performing. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/31/2023
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to advise that an insurance claim check in the amount of $X.XX was mailed in for XXX damage to the property on XX/XX/XXXX. The borrower was advised of the claim procedures. Contact on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX were regarding the insurance claim and status of repairs. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  Insurance funds in the amount of $X.XX were received on XX/XX/XXXX for XXX damage to the property on XX/XX/XXXX. XXX were affected. As of XX/XX/XXXX, the repairs are XX% complete.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/01/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower was upset that the previous principal payments were misapplied, The agent apologized for the inconvenience and went over the different payment methods. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to discuss claim for XXX damages. Claim filed for XXX damage, date of loss XX/XX/XXXX. Claim funds received XX/XX/XXXX in the amount of $X.XX. No inspection will be required on claim. Borrower called XX/XX/XXXX for claim status. Servicer advised still need adjuster's report. Claim funds were released to borrower on XX/XX/XXXX. Borrower called XX/XX/XXXX and stated XXX damage than initially thought and there XXX. Contractor fixed all issues and invoice was sent and can schedule inspection. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding additional funds for repairs. Additional claim funds received XX/XX/XXXX in the amount of $X.XX and all funds released to borrower by XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/08/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX an authorized third party called for the verification of mortgage faxed. On XX/XX/XXXX the borrower authorized another third party. On XX/XX/XXXX and XX/XX/XXXX a dispute was completed/resolved.  No contact from XX/XX/XXXX-XX/XX/XXXX. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/07/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower had questions about the principal balance and made a payment. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower scheduled a payment for XX/XX/XXXX. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower promised to make the payment on XXX but declined to schedule the payment. The borrower made payments by phone on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment and cited death in the family as the reason for default. The borrower made a payment by phone on XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact or attempts to contact borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX insurance policy was not renewed due to XXX. There was no claim filed or evidence of repairs completed. Borrower called XX/XX/XXXX regarding escrow refund. Servicer went over lender placed policy and taxes. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  Roof damage noted on XX/XX/XXXX. Insurance company would not renew policy due to damages. No evidence claim was filed or damages repaired.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/10/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was XX attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to inquire about payment fees. On XX/XX/XXXX, the borrower called in about a missing payment that cleared their bank account on XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about fees on the account. On XX/XX/XXXX, the borrower called in about a corporate fee that has been added to the account incorrectly in the amount of $X.XX. On XX/XX/XXXX, the borrower called in to request a payoff statement. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/17/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the borrower from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower declined to pre-schedule a payment. On XX/XX/XXXX the borrower called for the grace period information on the loan. On XX/XX/XXXX the borrower called to request the insurance information due to needing roof repairs. On XX/XX/XXXX the borrower requested the grace period on the account and made a promise to pay on XX/XX/XXXX. The loss draft claim was discussed. On XX/XX/XXXX the borrower stated that they have excessive obligations and requested a loss mitigation package. On XX/XX/XXXX the borrower called to find out if XXX needs to be licensed. The agent confirmed that they do need to be licensed. On XX/XX/XXXX the borrower stated that they filed a claim for XXX damage. On XX/XX/XXXX the borrower stated that property repairs were made in XXXX and an inspection was not performed. Photos were sent to the insurance company but there are more damages to the property due to XXX. The lender placed insurance ended in XXXX and is not sure which insurance company they need to file a new claim with.  On XX/XX/XXXX an agent contacted the insurance company to request a copy of the insurance estimate. An agent informed the borrower that the the insurance claim is ongoing as there are multiple carriers involved. The borrower stated that the roof was damaged.  On XX/XX/XXXX the borrower called to confirm that the payment was received and was interested in covid assistance. On XX/XX/XXXX the borrower called to see about a previous claim that was filed in XXXX. On XX/XX/XXXX the borrower stated that they filed a new claim and was transferred to the insurance department. On XX/XX/XXXX the borrower inquired about the billing statement. On XX/XX/XXXX the borrower called to discuss loss mitigation options and requested to speak to the loss draft department. The borrower has breast cancer and will not be working for two month.  On XX/XX/XXXX the borrower stated that they had filed two claims and the insurance company stated that they sent the funds to the servicer. The agent advised that $X.XX was received. On XX/XX/XXXX the borrower called to speak to the loss draft department. On XX/XX/XXXX the borrower called for an update on the loss draft claim funds for XXX damage that occurred n XX/XX/XXXX. On XX/XX/XXXX the borrower called to find out when the claim funds would be released. The agent advised that the funs are pending deposit so they could be disbursed. On XX/XX/XXXX the borrower made a promise to pay on XX/XX/XXXX and requested to be transferred to the loss draft department. On XX/XX/XXXX the borrower called to request a final draw. On XX/XX/XXXX the borrower called to advise that they will send a request to the prior servicer to send over the insurance estimate. On XX/XX/XXXX the borrower called to check on the status of the claim and wanted to know if the prior servicer had sent them the estimate. The agent advised that it has not yet been received. On XX/XX/XXXX a claim check was received in the amount of $X.XX. On XX/XX/XXXX the borrower called to speak to the loss draft department. The agent advised that the claim was classified as endorse and release. The borrower stated that the repairs are in process. On XX/XX/XXXX the borrower called to inquire about sending photos for the loss draft claim. The agent advised that there are no further requirements. On XX/XX/XXXX the borrower called regarding the loss draft check and made a promise to pay the following week. Loss mitigation options and the application process were discussed. The servicer contacted the insurance company to request the insurance estimate to determine if the claim would be classified as monitored or non-monitored. On XX/XX/XXXX the borrower called to check on the status of the claim funds. On XX/XX/XXXX an outbound call was made to the borrower to advise that they spoke to the insurance company and was able to confirm the claim information and requested a disbursement of the full claim amount of $X.XX. It will take XX to XX business days to process and the funds will be mailed out. On XX/XX/XXXX the final draw was mailed and the claim was closed. There was no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/24/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower disputed the credit reporting. On XX/XX/XXXX, the borrower discussed good bye letter and loan transfer. On XX/XX/XXXX, the borrower advised that they were having difficulties logging into the web portal and processed a payment. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/24/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in about the service transfer and asked who to make the payment to. On XX/XX/XXXX, a written credit reporting dispute was received and credit corrections were made. On XX/XX/XXXX, the borrower called in for account status and due date. On XX/XX/XXXX, the borrower called in to advise that they are changing insurance companies. On XX/XX/XXXX, the borrower called in about an insurance letter that was received about the premium not being paid. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/30/2023
XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower noted that they were impacted by XXX and XXX was damaged. Borrower stated that they did not work for four days. Provided borrower with XXX information. On XX/XX/XXXX, the borrower requested insurance information in order to place a claim and was transferred to the insurance department. Loss draft check in the amount of $X.XX was received on XX/XX/XXXX. Final draw was mailed to the borrower and claim was closed on XX/XX/XXXX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  XXX damage was noted with date of loss of XX/XX/XXXX. Claim check was received on XX/XX/XXXX in the amount of $X.XX. Loss draft documents were received on XX/XX/XXXX. Final disbursement was released on XX/XX/XXXX. Loss draft was closed on XX/XX/XXXX but there was no evidence of damage being repaired.  The damage repair amount is estimated at $X.XX.  Property repair is in process.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX. Damage was reflected and notated in corresponding fields. No evidence of damage being resolved.	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The bankruptcy chapter is unavailable.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: No borrower contact noted. The loan is current and performing.	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower called on XX/XX/XXXX to discuss where they wanted the claim funds sent to for the non-monitored claim regarding XXX damages caused on XX/XX/XXXX. The funds were endorsed and released. No evidence repairs were completed. Comments on XX/XX/XXXX indicated the loan was previously modified effective XX/XX/XXXX. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX to report a claim for XXX damages caused on XX/XX/XXXX. The claim was classified as non-monitored. A check for $X.XX was endorsed and released to the borrower on XX/XX/XXXX. No evidence of the repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/01/2023
XXXX	XXXX	XXXX	3	[3] Property Damage - Other Natural Causes - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called for the loan transfer information. On XX/XX/XXXX the borrower made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower discussed the payment increase and made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower reported XXX damage. Also stated a claim was filed. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX contact made with the borrower to discuss loss mitigation options. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is other natural causes.  On XX/XX/XXXX the borrower called and reported XXX damage. Also stated had filed a claim. The borrower stated is living in the property and repairs have not started. No claim information received, or repair status provided.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/17/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX called regarding additional funds for insurance claim. Claim was filed for XXX damages, date of loss XX/XX/XXXX. Inspection received XX/XX/XXXX resulted in XX% completion and draw of $X.XX was issued. Borrower also requested verification of mortgage. Contact from XX/XX/XXXX to XX/XX/XXXX was regarding insurance claim, inspections, draw funds and documents needed to process claim. XX% inspection received on XX/XX/XXXX. Repairs are completed for XXX. Final inspection for XX% completion was received on XX/XX/XXXX. Final draw was released XX/XX/XXXX and claim was closed. Borrower called XX/XX/XXXX called regarding final disbursement. Servicer advised final draw was approved and will be sent. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/31/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower noted from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to update their contact details. On XX/XX/XXXX, the borrower called in to make sure their taxes were paid. On XX/XX/XXXX, the borrower called in to inquire about their escrow disbursement. On XX/XX/XXXX, the borrower called in to inquire about their escrow disbursement. On XX/XX/XXXX, the borrower had an account related inquiry. On XX/XX/XXXX, the borrower called in to inquire about their escrow disbursement. On XX/XX/XXXX, the borrower called in to inquire about their escrow disbursement. On XX/XX/XXXX, the borrower called in to inquire about their escrow disbursement. On XX/XX/XXXX, the borrower called in to discuss their tax payments. On XX/XX/XXXX, the borrower initiated a verbal escrow disbursement dispute. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/08/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX to discuss their insurance. The borrower called back on XX/XX/XXXX and again on XX/XX/XXXX for assistance with accessing their online account. The borrower got their online account reset on XX/XX/XXXX. The borrower was later contacted on XX/XX/XXXX and reminded of the payment due. On XX/XX/XXXX the borrower called disputing the escrow shortage. The servicer reviewed the account and advised the loan boarded from the transfer with a negative escrow account of $X.XX. No further evidence of contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/03/2023
XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - XX [2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding escrow overage check and authorized spouse and daughter to speak on account. On XX/XX/XXXX borrower stated payment was made on XX/XX/XXXX via online banking. Servicer discussed transfer and loss mitigation options on account. Borrower declined all assistance. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  BK XXX discharged XX/XX/XXXX
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/10/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX, the borrower called in to get their last name changed on their account. On XX/XX/XXXX, the borrower called in to cancel their auto-draft payment schedule. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower had an escrow related inquiry. On XX/XX/XXXX, the borrower called in to make sure their payments were no longer being auto drafted. On XX/XX/XXXX, the borrower called in to make sure their payments were no longer being auto drafted. On XX/XX/XXXX, the borrower called in to make sure their payments were no longer being auto drafted. On XX/XX/XXXX, the borrower made a promise to pay. On XX/XX/XXXX, the borrower requested a billing statement. On XX/XX/XXXX, the borrower had a payment related inquiry. On XX/XX/XXXX, the borrower called in to set up their online account. On XX/XX/XXXX, the borrower scheduled a payment. On XX/XX/XXXX, the borrower inquired about a letter they received. There was no further contact noted.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/11/2023
XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower wanted to talk about the taxes not being paid.  The agent advised that would need to have the attorney call the servicer.  There was no additional contact.  The loan is performing under the Chapter XX bankruptcy case which is pending discharge.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  A motion for relief was filed on XX/XX/XXXX which resulted in an agreed order being entered per notes dated XX/XX/XXXX.  The agreed order was cured and the case is pending discharge per notes dated XX/XX/XXXX.  There was a chapter XX bankruptcy which was discharged per notes dated XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/08/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in to see why the payment increased and asked for the escrow shortage to be split into more than XX months. On XX/XX/XXXX, the borrower called in about the monthly billing statement. On XX/XX/XXXX, the welcome call was completed with the borrower. On XX/XX/XXXX, the borrower called in about the unpaid balance amount on the welcome letter. The borrower wants to know why the amount is different in the system and placed a verbal dispute. The borrower called in on XX/XX/XXXX to follow up on the dispute and was transferred to a supervisor for resolution. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 3 [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower filed a chapter XX bankruptcy on XX/XX/XXXX. No evidence of contact prior to XX/XX/XXXX. The borrower called at that time to make a payment. Next contact was on XX/XX/XXXX when the borrower called in a payment. On XX/XX/XXXX the borrower called to discuss the service transfer and advised would make a payment the following week. The borrower called back on XX/XX/XXXX and made a payment. No further evidence of borrower contact. The loan remains in active bankruptcy status and is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  Comments indicated a prior chapter XX (case number XXX) was dismissed on XX/XX/XXXX. Comments also referenced a prior chapter XX filed on XX/XX/XXXX (case number XXX) which was discharged on XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/26/2023
XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding hazard insurance; stated her property is listed as commercial property and is single family home. Servicer advised they are still working to get system updated. On XX/XX/XXXX borrower called regarding service transfer. Servicer went over account information and set up automatic payments. Borrower stated will make next payment through bank. There has been no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/07/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, a payoff quote was requested.  On XX/XX/XXXX, the borrower wanted to know if the servicer sent someone to take pictures of the home at XX.  The agent confirmed that they had not and advised of the upcoming service transfer on XX/XX/XXXX.  On XX/XX/XXXX, the homeowner called to get information regarding missing credit reporting on the account.  The agent advised that would need proof of the account not reporting to credit to research the matter.  On XX/XX/XXXX, the customer requested a call back from a supervisor.  A written XXX complaint was received on XX/XX/XXXX.  A replay was sent on XX/XX/XXXX which explained that the monthly payment was generated on XX/XX/XXXX prior to the payment being made on XX/XX/XXXX.  On XX/XX/XXXX, the borrower called regarding the credit not being reported.  The agent opened a task for a credit dispute.  The caller requested supporting documents.  The dispute appears resolved as there was no further discussion.  On XX/XX/XXXX, the homeowner was encouraged to call back once the loan is fully transferred.  On XX/XX/XXXX, the customer advised that should have XX% tax exemption and requested a copy of the mortgage note be mailed.  The agent submitted a request to research the tax status.  A payment for $X.XX was processed.  On XX/XX/XXXX, the servicer provided the payment confirmation number.  On XX/XX/XXXX, the homeowner requested the payment confirmation number for a scheduled payment and requested a payoff quote.  On XX/XX/XXXX, the borrower discussed the escrow analysis and advised that sent the payment to the county for the taxes.  The agent advised the customer to send a copy of the receipt to update the tax information and provided the fax number.   There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is closed.  Commentary dated XX/XX/XXXX reflects a discharged chapter XX bankruptcy; but no further case details were provided.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/11/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that sent in a payment through the mail last week. On XX/XX/XXXX, the borrower discussed billing statement and was advised that the loan will be service transfer and no longer the servicer after XX/XX/XXXX. On XX/XX/XXXX, the borrower stated that they mailed a money order on XX/XX/XXXX. Welcome call was completed with the borrower. On XX/XX/XXXX, the borrower stated that they received a notification that funds were trying to be pulled from a checking account and they don't have a checking account. Borrower was advised that the automated payments could be cancelled in order to re-enroll in them. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower requested to be set-up on automated payments. On XX/XX/XXXX, the borrower discussed escrow and advised that they were going to go to the county and apply for tax exemption. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/10/2023
XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called for the insurance policy disbursement citing the company did not receive. On XX/XX/XXXX the borrower called and reported XXX damage on XX/XX/XXXX. Also confirmed claim under $X.XX. On XX/XX/XXXX the borrower called to discuss the claim. On XX/XX/XXXX Funds of $X.XX were received endorsed and released. The borrower called for the status of the claim funds due to XXX. On XX/XX/XXXX funds of $X.XX received on XX/XX/XXXX endorsed and released. The claim was closed. On XX/XX/XXXX the borrower called and was advised the claim funds were mailed. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called due to locked out of online system. On XX/XX/XXXX a discharged chapter XX bankruptcy noted with no details provided. No contact from XX/XX/XXXX-XX/XX/XXXX. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy case number is not available.  The most recent bankruptcy status is discharged.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. File was in active Chapter XX bankruptcy. Borrower called XX/XX/XXXX and XX/XX/XXXX; servicer advised to have attorney send authorization letter for contact. Borrower called XX/XX/XXXX regarding service transfer and to go over new account information. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is in active Chapter XX bankruptcy and is performing.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/08/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower called and made a payment for $X.XX.  The agent created a dispute for the total fees of $X.XX; but no resolution was indicated.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/13/2023
XXXX	XXXX	XXXX	2	[2] Occupancy - Non Owner Occupied [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called in for online assistance. The borrower promised to make the payment by XX/XX/XXXX and cited death of a family member as the reason for default. On XX/XX/XXXX, the borrower called in for bill pay assistance. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is non-owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX an agent informed the borrower that the modification was declined. Liquidation options were discussed. There was no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower stated that they received a statement reflecting an overdue payment in the amount of $X.XX. The agent advised that the overdue  figure was transferred from the previous servicer for a loan modification/forbearance that took place. The agent informed the borrower that they can dispute the loan modification fees. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there was XX attempt to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the welcome call was completed with the borrower and all information was confirmed. The borrower gave authorization for their spouse on the account. On XX/XX/XXXX, the borrower made the payment and cited health issues and unemployment as the reasons for default. The borrower advised that they had a dispute with the prior servicer which has been dissolved. The borrower also mentioned the tax bill and was advised that the payment will be made on XX/XX/XXXX. The borrower called in to make payments on XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower called in for website assistance. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the payment history. The agent provided the information to send in a written dispute. No contact from XX/XX/XXXX through XX/XX/XXXX. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/17/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower was advised of increased insurance amount and payment change. On XX/XX/XXXX, the borrower discussed the fees and thought they paid them when the loan was reinstated. Borrower also stated that they were never in foreclosure and all the payments were made on time. On XX/XX/XXXX, the borrower requested fees to waived. Advised the borrower that the fees being waived was in review and follow up would be done next week. On XX/XX/XXXX, the borrower followed up on the fee waiver. Advised that research commenced on XX/XX/XXXX and would take XX days. On XX/XX/XXXX, the borrower followed up on fee waiver. Advised the borrower that it is still under review. On XX/XX/XXXX, the borrower followed up on fee waiver and borrower stated that they were dissatisfied with the process. On XX/XX/XXXX, the borrower wanted to dispute the issue and was advised that the dispute would need to be in writing and sent to customer research. On XX/XX/XXXX, the borrower discussed the loan. On XX/XX/XXXX, the borrower wanted to know why the fees were still on the account and was advised that they would be removed. On XX/XX/XXXX, the borrower followed up on account and was advised that they were approved for removal but had to send a follow up e-mail. On XX/XX/XXXX, the borrower process a payment in the amount of $X.XX for the XX/XX/XXXX payment. Borrower also discussed the fees on the account, which should not be on there. On XX/XX/XXXX, the borrower called to check on fee removal. On XX/XX/XXXX, the borrower wanted to check on fee removal and was advised that there has been no update since XXX. On XX/XX/XXXX, the borrower was advised that the remaining portion of fees due to registration issues can not be waived. There was a violation from the county due to failure to register property with the county which was $X.XX. The property was de-registered in XX/XXXX and fees were not done in error. On XX/XX/XXXX, the borrower borrower stated that they should have never been charged for the fees even though evidence pointed otherwise. Advised the borrower to submit a letter in writing. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and discussed escrow shortage. On XX/XX/XXXX, the borrower made a payment in the amount $X.XX. Advised the borrower of what was needed to dispute. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX. No damage was noted.	12/31/2022	02/14/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Despite several contact attempts from the servicer, there was no contact with the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower promised to make the payment online and declined to schedule the payment by phone. On XX/XX/XXXX, the borrower was advised of the total amount due and stated that the XXX payment was already made. On XX/XX/XXXX, the borrower called in to follow up on the credit reporting dispute that was sent in. The borrower was advised that the error was corrected. On XX/XX/XXXX, the borrower called in to request that another letter be sent to the credit bureaus going over the correction again. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/09/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment online on XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/25/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The comments were extremely limited for the review period due to the loan has remained current. The borrower called on XX/XX/XXXX to process a payment. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/22/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were XX attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower advised the new servicer that the principal balance is incorrect. The borrower was advised of the ways to make payments and how to set up an online account. The borrower called on XX/XX/XXXX to correct their mailing address. On XX/XX/XXXX, the borrower called in about the incorrect principal balance. The call was transferred to a supervisor. The borrower placed a dispute for this issue on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised to send in supporting documentation that the balance is wrong. On XX/XX/XXXX, the borrower threatened to take legal action if the balance is not corrected to match the XXXX 1098 form. A XX-month payment history was mailed to the borrower on XX/XX/XXXX and the dispute was closed. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/28/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The comments were extremely limited for the review period due to the loan has remained current. No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX to discuss the service transfer and billing statement. On XX/XX/XXXX the borrower inquired about loan status and advised still boarding. The borrower called on XX/XX/XXXX stating they sent in a payment on XX/XX/XXXX but inquiring why it has not been applied yet. The borrower inquired about a late fee and the servicer stated they could send in a written dispute if they wanted. No evidence a dispute was filed. No further evidence of borrower communication. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/31/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower scheduled a payment in the amount of $X.XX. Borrower advised that they weren't aware of the past due amount on the home. On XX/XX/XXXX, the borrower was advised of due amount. On XX/XX/XXXX, the borrower processed a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower processed a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/10/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and discussed options with making payments. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower advised that the payment would be delivered on XX/XX/XXXX. On XX/XX/XXXX, the borrower was advised that the account is current. On XX/XX/XXXX, the borrower was advised that the account is due for XX/XX/XXXX. On XX/XX/XXXX, the borrower discussed escrow shortage and was advised of escrow analysis. On XX/XX/XXXX the borrower made a payment in the amount of $X.XX to cover escrow shortage. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. The borrower made payments by phone on XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX, XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called to authorize a family member. The agent advised to send in writing. On XX/XX/XXXX the borrower called for documents to change the beneficiary in case of death. No further contact from XX/XX/XXXX-XX/XX/XXXX. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower requested information on insurance fee and was transferred to insurance department. Borrower stated that they sent the master policy and wanted to make sure the policy was on file. Advised the borrower that it was not in the system and provided the borrower with insurance number to follow-up. On XX/XX/XXXX, the borrower stated that they have insurance and still being charged for lander placed insurance. On XX/XX/XXXX, the borrower discussed general information on the account. On XX/XX/XXXX the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower discussed escrow amounts. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/02/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower made a payment and requested the auto draft form. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to discuss the payment increase and made a payment. On XX/XX/XXXX the borrower called to discuss the payment increase. The agent advised due to taxes increased. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower was provided the new servicer information. On XX/XX/XXXX the borrower made a payment and completed a verbal auto draft enrollment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called to go over the escrow. No further contact from XX/XX/XXXX-XX/XX/XXXX. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/10/2023
XXXX	XXXX	XXXX	3	[3] Property Damage - UTD - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to make a payment. On XX/XX/XXXX the borrower called to advise that they received a letter stating that they were delinquent on the account. The agent advised that the payment is not late and they have until XX of the month to make the payment without incurring a late fee. On XX/XX/XXXX the borrower called to see if the payment was received for the current month. The confirmed that the payment was received. On XX/XX/XXXX the borrower called to discuss a letter they received about the service transfer. The agent confirmed that the loan had been service transferred and the payment they made will be applied soon and all payments beginning XX/XX/XXXX need to be sent to the new servicer. On XX/XX/XXXX the borrower stated that the property had suffered some damage and they needed the insurance information. On XX/XX/XXXX an agent informed the borrower that they don't have an active insurance policy on file. On XX/XX/XXXX the borrower called to give verbal authorization to speak with their spouse. The third party advised that they switched their insurance provider and was transferred to the insurance department. On XX/XX/XXXX an agent informed the borrower to update the mortgagee clause on the insurance policy so the insurance information can be updated. On XX/XX/XXXX an authorized third party spouse called to speak with the insurance department and the escrow shortage was discussed. On XX/XX/XXXX an agent informed the borrower that they can't send payments to the insurance company without a signed escrow request. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is unavailable in the information provided.  On XX/XX/XXXX the borrower stated that the property had suffered ;damage and requested their insurance information. The details of the damage were not clearly stated. There is no evidence that a claim was filed or that repairs were made.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/08/2023
XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer inquired about an overdue payment showing on the statement.  The agent advised that the statement was printed before receipt of the last payment.  On XX/XX/XXXX, the servicer confirmed that the loan is next due for XXX.  On XX/XX/XXXX, the homeowner called to dispute the corporate advance fees.  The agent instructed the caller to send the inquiry to a specific department.  On XX/XX/XXXX, the borrower was transferred to the insurance department with an inquiry.  On XX/XX/XXXX, the customer dispute a $X.XX modification fee.  The agent resolved the dispute by advising the caller to contact the attorney about the proof of claim fee.  On XX/XX/XXXX, the homeowner called with a payment inquiry.  The servicer sent a copy of the loan history via e-mail.  On XX/XX/XXXX, the borrower called and made a payment for $X.XX with a representative.   There was no additional contact.  The loan is performing under a Chapter XX bankruptcy.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is performing under plan.  The proof of claim was filed XX/XX/XXXX.  The confirmation hearing was rescheduled for XX/XX/XXXX per notes dated XX/XX/XXXX.  A prior chapter XX bankruptcy (case #20-15634) filed XX/XX/XXXX was dismissed on XX/XX/XXXX per notes dated XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/09/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: There has been no contact with the borrower and XX attempts to contact the borrower during the review period. A written credit reporting dispute was received on XX/XX/XXXX. Corrections were made the same day and resolved the issue. The account has been current throughout the review period.	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer advised that mailed a check on XX/XX/XXXX for the XXX total amount due balance.  On XX/XX/XXXX, the homeowner stated that sent the payment by mail.  On XX/XX/XXXX, the borrower advised that has been paying on the taxes after being informed of the escrow shortage.  On XX/XX/XXXX, the customer was informed that payment of $X.XX was returned since it did not cover a full payment.  The borrower disputed the monthly payment amount; stating that pays own taxes and insurance.  The agent confirmed that those were paid by the servicer and that is why the monthly payment is $X.XX.  The homeowner was instructed to send the request to remove escrow in writing.  The agent discussed a possible repayment plan.  Owner occupancy was verified.  On XX/XX/XXXX, the homeowner disputed the payment amount; stating that this is not the same payment.  The agent confirmed that hazard policy is not included and provided the tax breakdown.  The call was transferred to the tax department. The dispute appears resolved as there was no further reference to this issue.  On XX/XX/XXXX, the borrower was informed that an escrow analysis will be generated after XX days from the service transfer date.  The servicer verified that all the loan information is corrected and processed a payment for $X.XX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/18/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX called regarding XX payment for taxes; he made payment and so did servicer.  Servicer advised refund was applied to account. Borrower requested to have escrow account removed. Servicer advised to submit request in writing. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/09/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Credit dispute received XX/XX/XXXX. Transaction history was corrected and issue is resolved. Borrower called regarding fees on account and gave third party authorization. Authorized third party called XX/XX/XXXX for verification of mortgage and next payment due. Borrower called XX/XX/XXXX and updated mailing address. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower discussed credit reporting and was provided with proper e-mail address just in case they wanted to open a credit dispute. On XX/XX/XXXX, the borrower wanted to make a payment and inquired on loan modification. Provided new loan number and website to the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and advised the borrower that, due to the transfer, the credit reporting is currently suppressed. On XX/XX/XXXX, the borrower discussed tax information. Borrower also noted letter received and advised borrower of what the letter detailed. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/23/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Credit dispute was received, transaction history was updated and issue was resolved on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding loan documents. Borrower called XX/XX/XXXX regarding service transfer. Borrower called XX/XX/XXXX regarding home equity options on account. Borrower called XX/XX/XXXX to confirm payment posted to account. Borrower called each month from XX/XX/XXXX to XX/XX/XXXX to make payments on account. Borrower called XX/XX/XXXX and requested mortgagee clause be faxed to insurance company. Borrower called XX/XX/XXXX and requested fee waiver. Borrower called XX/XX/XXXX to set up automatic payments starting XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, the borrower advised that they received a notice of payment but the account used for payment had the incorrect account number. Changed account information and took payments for XX/XX/XXXX and XX/XX/XXXX. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/07/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the homeowner was looking for some help; but does not want to mess up the current modification in place.  The offspring is also on the call and stated that is taking care of the customer since is not able to work on top of dealing with employment issues due to Covid.  The mortgagor is waiting for social security. The agent confirmed that could request a forbearance while currently on a modification.  On XX/XX/XXXX, the borrower confirmed that hardship is due to Covid-19 and discussed the special forbearance plan.  The caller confirmed receipt of the loan modification package and is waiting for a relative to review the documents.  On XX/XX/XXXX, the customer made a payment and cited the hardship as curtailment of income.  On XX/XX/XXXX, the homeowner advised that will need a little more time and make the payment towards the middle of the month.  On XX/XX/XXXX, a payment was promised.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the borrower stated that was on a trial modification and have sent in documents.   The hardship was due to the death of the spouse.  The agent confirmed a permanent modification agreement from XX/XXXX.  The caller advised that has filled out a payment plan form saying that can make payments on XX due to receiving social security income.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the customer called to make a payment for $X.XX.  The agent advised the caller of the short-term and long-term workout options; and the caller responded that pays within the grace period.  The mailing address and owner occupancy were verified.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the homeowner requested a copy of the insurance and confirmed that the primary borrower is not deceased.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the servicer advised that the payments have been drafted on the XX of every month.  On XX/XX/XXXX, the borrower made a payment and requested the automatic draft documents be sent by mail.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The loan was previously modified in XX/XXXX per notes dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/07/2023
XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  The bankruptcy filing date is unavailable.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: No borrower contact noted. The loan is in active bankruptcy.	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	3	[3] Delinquent Taxes-: Due in the amount of [3] Loan has evidence of title issue(s). [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the customer verified the loan terms and payment options during the welcome call with the new servicer.  The agent advised that can submitted a written request to remove escrow if wants to pay own taxes and insurance.  The fax number to submit the debt value dispute was provided.  A payment was made.  On XX/XX/XXXX, the borrower requested online assistance.  On XX/XX/XXXX, the homeowner customer stated that the account should be non-escrowed for insurance and should only be paying back the delinquent taxes from when the prior servicer paid the XXXX and XXXX taxes.  The customer will be sending in proof of insurance and a copy of the tax lien.  On XX/XX/XXXX, the customer was informed that the request for deletion of the escrow account was not resolved.  The servicer determined that is not able to delete escrow on the account per notes dated XX/XX/XXXX.  On XX/XX/XXXX, the homeowner inquired about the negative escrow balance.  The servicer tried to research the transaction history showing the disbursement made to the county for $X.XX and the payment history.  The payment history and escrow analysis were not available.  On XX/XX/XXXX, the customer was told by the county that the property taxes were not paid.  The XXXX annual escrow account disclosure and disbursement statement was requested.  On XX/XX/XXXX, the third party stated that got a letter that the XXXX / XXXX taxes have not been paid.  The customer stated that the tax should have been escrowed and that paid a huge amount for the taxes for the year XXXX directly to the county.  On XX/XX/XXXX, the borrower wanted to get the document that requested with the prior servicer.  The agent advised that the document showing that $X.XX in taxes were paid is still pending with the prior servicer.   The delinquent taxes for an unspecified year were disbursed per notes dated XX/XX/XXXX.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  Comments dated XX/XX/XXXX reflect a completed modification effective for XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is evidence of title issues with the property.  There is a tax lien on the title per notes dated XX/XX/XXXX.  There is no evidence of its release or satisfaction of the lien.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/04/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  The borrower had not called in and there were no attempts to contact the borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower called to make a payment. On XX/XX/XXXX, the borrower called in and was transferred to the bankruptcy department. The call details were not noted. The borrower called in to make payments on XX/XX/XXXX and XX/XX/XXXX. There was no further contact with the borrower. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX and discussed loan transfer. On XX/XX/XXXX, the borrower discussed double payment and was advised of one of the payments being returned. XX payment was also discussed on XX/XX/XXXX. On XX/XX/XXXX and XX/XX/XXXX, the borrower made payments in the amount of $X.XX. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/08/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower called regarding payment scheduled for XX/XX/XXXX; stated funds will not be available until XX/XX/XXXX. NSF check noted on XX/XX/XXXX. Borrower called XX/XX/XXXX regarding NSF check; will try and make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX and stated payment will draft on XX/XX/XXXX. Borrower called XX/XX/XXXX to verify payment was posted. Servicer advised of servicing transfer on XX/XX/XXXX. On XX/XX/XXXX borrower stated not sure when can make next payment. Borrower called XX/XX/XXXX regarding payment. Servicer advised ACH payments are cancelled XX month prior to transfer. Borrower made payment. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding letter for deceased husband and confirmed automatic payments are set up on account. Borrower called XX/XX/XXXX regarding escrow shortage. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called with a document request/inquiry. A payment dispute received on XX/XX/XXXX. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX the borrower called and made a payment. No contact from XX/XX/XXXX-XX/XX/XXXX. On XX/XX/XXXX borrower called for online assistance. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/17/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX regarding late fee. Servicer advised no late fees on account. Borrower called XX/XX/XXXX called regarding corporate advance fees on account and make payment on account. Borrower called XX/XX/XXXX regarding late fee on account. Borrower called XX/XX/XXXX to make payment. Borrower called regarding billing statement and payment. Borrower asked about late fee from prior servicer. Servicer stated can dispute fee if she wants to. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payments on account. There has been no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX to make a payment. On XX/XX/XXXX the borrower called to discuss lender placed insurance due to having difficulty obtaining insurance based on the age of the property. The borrower confirmed on XX/XX/XXXX the payment was received. The borrower discussed the loan transfer on XX/XX/XXXX. A payment was called in on XX/XX/XXXX. Comments from XX/XX/XXXX through XX/XX/XXXX referenced multiple conversations with the borrower to discuss the insurance claim. On XX/XX/XXXX the borrower advised impacted by XXX. The borrower called on XX/XX/XXXX to report a new claim for the XXX damages. Comments from XX/XX/XXXX through XX/XX/XXXX referenced multiple conversations with the borrower regarding the ongoing claim and damages. The borrower called on XX/XX/XXXX to make a payment. No further evidence of borrower contact. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX stating they have a claim filed but the funds keep being moved around from transfers. The servicer advised at that time no evidence of funds on file. The borrower was informed on XX/XX/XXXX $X.XX was received for a claim. The borrower stated they filed XXX claims and a claim for XXX damages, and they are not sure which claim those funds are for. The borrower also noted they already received $X.XX for the XXX damage claim. The borrower stated on XX/XX/XXXX they were impacted by XXX and needed to speak to the loss draft department. The check for $X.XX was disbursed to the borrower on XX/XX/XXXX. Details of a claim was received on XX/XX/XXXX. Notes stated the loss was on XX/XX/XXXX in the amount of $X.XX. The borrower called on XX/XX/XXXX to report a new claim regarding the XXX damages caused on XX/XX/XXXX. The borrower noted on XX/XX/XXXX XXX needs to be repaired. A check for $X.XX was receive don XX/XX/XXXX. The funds were released on XX/XX/XXXX. No evidence of repairs being completed.  Property repair is in process.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/07/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX and XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower advised that they would call back tomorrow to make a payment. On XX/XX/XXXX, the borrower wanted to dispute the new payment amount and was advised of new analysis to be ran since the insurance amount decreased. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/08/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called regarding a payment dispute and was transferred. On XX/XX/XXXX the agent advised that the XXX payment had posted and the payment is next due for XX/XX/XXXX. On XX/XX/XXXX the borrower called to find out if they need to send the escrow refund check from the insurance company. The agent advised that it is up to them if they want to send it or not. On XX/XX/XXXX the co-borrower stated that they want to pay the escrow shortage and requested the mailing address. On XX/XX/XXXX the borrower called to make a payment. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/10/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No contact prior to XX/XX/XXXX. On XX/XX/XXXX the borrower called for loss mitigation options and stated would refinance for a lower rate. On XX/XX/XXXX contact made with the borrower who requested a payoff. Also wanted to know when statements are sent. On XX/XX/XXXX borrower requested statements be emailed and discussed payment increase. On XX/XX/XXXX Borrower called about the payment increase. On XX/XX/XXXX the borrower called to discuss the escrow and payment increase. Also requested to opt out of the insurance being escrowed. On XX/XX/XXXX borrower called for the insurance department. On XX/XX/XXXX the borrower returned call and confirmed no hardship. No contact from XX/XX/XXXX- XX/XX/XXXX. On XX/XX/XXXX the borrower called to dispute the escrow balance and made a payment. On XX/XX/XXXX and XX/XX/XXXX borrower called to discuss the escrow disbursements. On XX/XX/XXXX borrower called to discuss the escrow balance. No further contact noted. The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/07/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no borrower contact prior to XX/XX/XXXX.  On XX/XX/XXXX, the borrower disputed the payment being returned for non-sufficient funds.  The dispute appears resolved as no further communication regarding the matter was cited.  On XX/XX/XXXX, a payment for $X.XX was made.  On XX/XX/XXXX, the borrower was informed that the payment will increase on XX/XX/XXXX to $X.XX due to an escrow shortage.  The agent submitted a task to have the shortage be spread out for a longer period.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is closed.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There has been no contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. On XX/XX/XXXX the borrower called to get the account number and refused the welcome call. They made a promise to pay online. On XX/XX/XXXX an agent informed the borrower that a payment was returned due to insufficient funds. The borrower scheduled a payment by phone. On XX/XX/XXXX the borrower called to follow up on a payment that they sent on XX/XX/XXXX. On XX/XX/XXXX an agent informed the borrower that the total amount due is $X.XX. The borrower stated that they already sent the payment however the agent advised that the payment was returned due to certified funds only being required. On XX/XX/XXXX the borrower inquired about a payment reversal. The supervisor submitted a cash reversal. There has been no further communication with the borrower. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/07/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX borrower stated will make payment by XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding property taxes that have not been paid. Borrower called XX/XX/XXXX to make payment. Servicer advised property tax disbursement was made on XX/XX/XXXX. Borrower called XX/XX/XXXX for update on tax payment. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX and stated will make payment online. On XX/XX/XXXX servicer called regarding transfer. Borrower stated payment was sent on XX/XX/XXXX. On XX/XX/XXXX borrower made payment on account. Borrower called XX/XX/XXXX regarding payment increase. Servicer advised increase was due to tax increase. Borrower called XX/XX/XXXX regarding payment from XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding insurance payment; stated he pays own insurance and should not be escrowed. Servicer advised to send in declaration page and proof of payment. Servicer advised that correction will be made and refund will be issued if overage is more than $X.XX.  There was no further contact with borrower. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/31/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower stated that had other things to take care of and was not sure when they would make the payment. Borrower stated that the payment would be made by end of the month. On XX/XX/XXXX, the borrower stated that their insurance is not going to renew and wanted to see if an insurance policy could be placed on the loan until they get new insurance. On XX/XX/XXXX, the borrower stated that they would make XX payment in XXX. On XX/XX/XXXX, the borrower discussed cancellation of insurance and lender place insurance until new insurance is obtained. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: Property was impacted by XXX as noted on XX/XX/XXXX. There was no damage to the property.	12/31/2022	02/07/2023
XXXX	XXXX	XXXX	3	[3] Property Damage - Flood - No evidence of resolution [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  On XX/XX/XXXX, a payment was made.  On XX/XX/XXXX, the borrower questioned the payment history.  The agent confirmed that the payment was posted for XX/XXXX.  The servicer also confirmed that both the taxes and insurance were included in escrow.  On XX/XX/XXXX, a payment for $X.XX was made.  On XX/XX/XXXX, the homeowner reported partial XXX damage caused by XXX.  The customer is applying for assistance with the property damage through XXX.  On XX/XX/XXXX, the borrower called today to see if was approved for a XX-day forbearance plan due to impact by XXX.  The agent replied that the loan is not eligible for a forbearance plan.   The servicer discussed the available loss mitigation options and application process.  There was no additional contact.  The loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  A second modification effective for XX/XX/XXXX was processed per notes dated XX/XX/XXXX.  The most recent modification was effective for XX/XX/XXXX per notes dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The property sustained XXX due to XXX and the borrower is requesting assistance through XXX per notes dated XX/XX/XXXX.  The homeowner was staying in a hotel for a week since lost power.  The damage details and repair status were not indicated.  There is no evidence of a claim being filed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/23/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: During the review period, there was XX contact attempt made to the borrower with no contact noted. Loan is performing and next due for XX/XX/XXXX.	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  On XX/XX/XXXX the borrower called to inquire about a payment statement. On XX/XX/XXXX the borrower stated that they have been trying to get a loan but the credit reporting has XX delinquent payments. The agent informed the borrower to dispute the issue with the credit bureaus. There has been no further contact with the borrower from XX/XX/XXXX through XX/XX/XXXX. The loan is currently performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Servicer offered XXX and XXX phone numbers.  Borrower called XX/XX/XXXX and stated made payment online but account still shows delinquent. Servicer advised will need attorney letter to give account information. Borrower called XX/XX/XXXX to make payment on account. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and XX/XX/XXXX regarding escrow refund check. On XX/XX/XXXX servicer advised borrower to wait until XX/XX/XXXX for refund check. On XX/XX/XXXX borrower called for escrow check. Servicer stated check has been re-issued. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is release from stay granted.  The proof of claim was filed XX/XX/XXXX.  Relief granted XX/XX/XXXX upon confirmation of plan.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	3	[3] There is evidence of property damage. [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  No evidence of contact from XX/XX/XXXX through XX/XX/XXXX. The borrower called on XX/XX/XXXX to complete the welcome process since the service transfer. The borrower advised they haven’t received any documentation regarding the transfer. The borrower called on XX/XX/XXXX to advise of a claim and would be mailing a check. On XX/XX/XXXX the borrower inquired about the claim check. The borrower called on XX/XX/XXXX about not being able to pay escrow online due to fees.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is evidence of property damage and the nature of the damage is XXX.  The borrower called on XX/XX/XXXX advising they filed a claim for XXX damages and have a check for $X.XX. The claim was classified as stamp and go. The check was received on XX/XX/XXXX. The funds were released on XX/XX/XXXX. However, the borrower stated the check was mailed to their ex-spouse in error. The notes on XX/XX/XXXX and XX/XX/XXXX confirmed the check was missing. No evidence of repairs being completed.  Property repairs have not started.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/08/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower advised that they did not receive a billing statement and unable to download a billing statement from the website. Request was made to send a copy of the billing statement to borrower's e-mail address. On XX/XX/XXXX, the borrower had origination questions. On XX/XX/XXXX, the borrower advised that they could not set-up payments online and was advised of the service transfer on XX/XX/XXXX. Advised the borrower of no negative impacts for the first XX days of transfer. On XX/XX/XXXX, the borrower made a payment in the amount of $X.XX. On XX/XX/XXXX, the borrower stated that the payment posted was only supposed to be around $X.XX but the payment was posted as $X.XX. Borrower was concerned about overdraft fee. On XX/XX/XXXX, the borrower stated that the bank did not reverse the payment and wanted a direct deposit of the amount done for them. Borrower was advised to provide wiring instruction for their bank. On XX/XX/XXXX, the borrower wanted the refund expedited and was advised that it would be within XX hours. On XX/XX/XXXX, the borrower was advised that the refund was processed on XX/XX/XXXX and borrower requested refund on the non-sufficient funds fee and wiring fee. On XX/XX/XXXX, the borrower wished for credit on the account for misapplied transaction and advised the borrower that they was no fee for that. Advised the borrower that the refund for the XX fees requested is in the process of being refunded. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with the borrower noted from XX/XXXX to XX/XX/XXXX. On XX/XX/XXXX, the borrower requested account information. On XX/XX/XXXX, the borrower inquired if they were still paying for PMI. On XX/XX/XXXX, the borrower stated they had expected medical expenses and made a promise to pay. There was no further contact noted. The loan is current and performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/17/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower scheduled payments for XX/XX/XXXX and XX/XX/XXXX in the amount of $X.XX for each payment. On XX/XX/XXXX, the borrower made a payment for $X.XX and advised that they will set up their automated payments. On XX/XX/XXXX, the borrower advised that there was issues with credit reporting and score went down. Borrower stated that the credit was reported with the original loan amount instead of the outstanding balance. Advised the borrower that no documents were received for the dispute. On XX/XX/XXXX, the borrower followed up on credit report and was advised that the request was not presented accurately. On XX/XX/XXXX, the borrower advised that they received a call stating that service was complete and assumed that it was for the credit reporting. Borrower advised that they wanted the dispute resolved immediately. On XX/XX/XXXX, the borrower was advised that the reporting is correct and explained the reporting. Advised the borrower that a letter would be sent to the borrower which explained the reporting. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	3	[3] Bankruptcy -: Multiple Bankruptcy Filings - 2 [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Credit dispute was received XX/XX/XXXX and issue was resolved. Borrower called XX/XX/XXXX and requested payoff on account. Borrower called XX/XX/XXXX for payment options.  Servicer gave web and phone options. There  was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.  Prior chapter XX BK XXX discharged XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact prior to XX/XX/XXXX.  A written credit dispute was received on XX/XX/XXXX.  A credit correction was made on XX/XX/XXXX.  A second written credit dispute was received on XX/XX/XXXX and the correction was made on XX/XX/XXXX.  A third written credit dispute was received on XX/XX/XXXX.  The credit dispute was denied on XX/XX/XXXX.  On XX/XX/XXXX, the borrower called and made a payment for $X.XX.  There was no additional contact.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.  The modification documents were executed on XX/XX/XXXX per notes dated XX/XX/XXXX.  The modification was finalized per notes dated XX/XX/XXXX.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023
XXXX	XXXX	XXXX	2	[2] Bankruptcy - CH XX - Discharged w/o Reaffirmation [1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower inquired about payment increased and advised that they would make a payment online. Borrower was advised that an escrow analysis statement would be sent to them. On XX/XX/XXXX, the borrower inquired on why they received a tax demand notice. On XX/XX/XXXX, the borrower inquired on taxes. On XX/XX/XXXX, the borrower requested information on escrow account. Borrower disagreed with escrow and stated that they would not fax a dispute and will not make a payment anymore. On XX/XX/XXXX, the borrower stated that through their research, they think the escrow analysis was done in error and wanted their escrow payment adjusted to the correct amount. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is discharged.  The bankruptcy was discharged on XX/XX/XXXX and there is no evidence of reaffirmation.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/02/2023
XXXX	XXXX	XXXX	2	[2] Current Status - Bankruptcy	LOAN STATUS: The current loan status is Bankruptcy.
PAY HISTORY:
BORROWER CONTACT: No evidence of recent contact with the borrower.
REASON FOR DEFAULT:
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is evidence of bankruptcy on the loan.  Bankruptcy was filed on XX/XX/XXXX.  The chapter is chapter XX.  The bankruptcy was filed under case number XXX.  The most recent bankruptcy status is active.  The proof of claim was filed XX/XX/XXXX.
MODIFICATION: There is no evidence of current or prior modification.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: There has been no contact and no attempts to contact the borrower as the loan is in Bankruptcy and performing.	12/31/2022	02/10/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Borrower called XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX regarding fees and late credit reporting. Servicer advised account transfer was less than XX days and late fees are from prior servicer. Borrower was not reported late for XX/XXXX payment and issue is resolved. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. Servicer offered assistance options and borrower declined assistance. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. NSF check was returned XX/XX/XXXX. Borrower called XX/XX/XXXX and scheduled payment for XX/XX/XXXX. RFD cited as excessive obligations. Borrower called XX/XX/XXXX to make payment. Servicer offered assistance options and borrower declined. Servicer called on XX/XX/XXXX to remind borrower of payment scheduled for XX/XX/XXXX. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX and XX/XX/XXXX to make payment. Borrower called XX/XX/XXXX to schedule payment for XX/XX/XXXX. There was no contact with borrower from XX/XX/XXXX to XX/XX/XXXX. Loan is performing.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is XX/XX/XXXX.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	01/19/2023
XXXX	XXXX	XXXX	1	[1] Current Status - Performing [1] Performing Loan and Weak Possibility of Going Delinquent	LOAN STATUS: The current loan status is Performing.
PAY HISTORY:
BORROWER CONTACT: The last contact with the borrower or authorized third party on the borrower's behalf was XX/XX/XXXX.  Prior to XX/XX/XXXX, there was no contact with the borrower. On XX/XX/XXXX, the borrower wanted to know why the payment increased and provided the borrower with reason for payment increase. Borrower also inquired on a line of credit. There was no further contact with the borrower. Loan is performing and next due for XX/XX/XXXX.
REASON FOR DEFAULT: The loan is performing and delinquency reason is not applicable.
FORECLOSURE: No evidence of current foreclosure activity.
BANKRUPTCY: There is no evidence of current or prior bankruptcy.
MODIFICATION: The loan has been modified.  The modification date is unavailable.  The modified principal balance is unavailable.  The modification interest rate is unavailable.  The modification maturity date is unavailable.
LITIGATION: There is no evidence of litigation on the file.
TITLE ISSUES: There is no evidence of title issues.
PROPERTY CONDITION: There is no evidence of property damage.  The property condition is UTD.  The current occupancy status is owner occupied.
EXIT STRATEGY: The recommended exit strategy is N/A.
					ADDITIONAL INFORMATION: N/A	12/31/2022	02/06/2023